12. Commitments and Contingenices (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Rent expense		$ 507,000	$ 429,000
Aggregated annual salaries	$ 1,167,000	1,167,000
Potential severance	$ 1,417,000	$ 1,417,000
Petaluma Lease [Member]
Lease expiration date		Sep. 30, 2024
Early termination date		Oct. 31, 2019
Current monthly lease payment		$ 11,072
Seattle Lease [Member]
Lease expiration date/terms		90 day notice
Current monthly lease payment		$ 2,700
Netherlands Lease [Member]
Lease expiration date/terms		month-to-month
Current monthly lease payment		$ 1,700
Georgia office [Member]
Lease expiration date		Aug. 31, 2018
Current monthly lease payment		$ 1,300
Jamison, PA Lease [Member]
Lease expiration date		Jul. 31, 2019
Current monthly lease payment		$ 2,369
Fairfield, CA [Member]
Lease expiration date		Oct. 31, 2019
Lease expiration date/terms		monthly
Current monthly lease payment		$ 4,103